Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2021

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥951,242	¥951,242	¥951,242	¥0	¥0
Restricted cash	128,333	128,333	128,333	0	0
Installment loans (net of allowance for credit losses)	3,613,316	3,631,561	0	166,410	3,465,151
Equity securities*1	396,465	396,465	82,039	223,016	91,410
Trading debt securities	2,654	2,654	0	2,654	0
Available-for-sale debt securities	2,003,917	2,003,917	6,012	1,864,448	133,457
Held-to-maturity debt securities	113,790	139,132	0	115,893	23,239
Other Assets:
Time deposits	4,146	4,146	0	4,146	0
Derivative assets*2	20,752	20,752	0	0	0
Reinsurance recoverables (Investment contracts)	7,299	7,507	0	0	7,507
Liabilities:
Short-term debt	¥307,269	¥307,269	¥0	¥307,269	¥0
Deposits	2,165,293	2,167,449	0	2,167,449	0
Policy liabilities and Policy account balances (Investment contracts)	196,549	196,624	0	0	196,624
Long-term debt	4,416,833	4,442,351	0	1,286,463	3,155,888
Other Liabilities:
Derivative liabilities*2	69,090	69,090	0	0	0

*1	The amount of ¥13,737 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”

March 31, 2022

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥954,827	¥954,827	¥954,827	¥0	¥0
Restricted cash	136,985	136,985	136,985	0	0
Installment loans (net of allowance for credit losses)	3,814,773	3,806,552	0	261,031	3,545,521
Equity securities*1	385,271	385,271	112,200	160,099	112,972
Trading debt securities	2,503	2,503	0	2,503	0
Available-for-sale debt securities	2,174,891	2,174,891	1,095	2,032,736	141,060
Held-to-maturity debt securities	114,312	135,441	0	112,678	22,763
Other Assets:
Time deposits	4,197	4,197	0	4,197	0
Derivative assets*2	31,033	31,033	0	0	0
Reinsurance recoverables (Investment contracts)	6,216	6,049	0	0	6,049
Liabilities:
Short-term debt	¥439,639	¥439,639	¥0	¥439,639	¥0
Deposits	2,106,900	2,108,169	0	2,108,169	0
Policy liabilities and Policy account balances (Investment contracts)	178,170	178,159	0	0	178,159
Long-term debt	4,427,046	4,426,629	0	1,456,822	2,969,807
Other Liabilities:
Derivative liabilities*2	85,372	85,372	0	0	0

*1	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”